Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of deferred tax assets

	2013	2012
Gross deferred tax assets:
Net operating loss carryforward	$1,264,000	$1,997,000
Total deferred tax assets	1,264,000	1,997,000
Less: valuation allowance	(1,264,000)	(1,997,000)
Deferred tax asset – net	$-	$-

Summary of tax expense reconciliation of the provision for income taxes

	December 31, 2013	December 31, 2012
	%	%
U.S. federal statutory rate	(31)	(31)
State income tax, net of federal benefit	(7)	(7)
Non-deductible stock compensation	22	-
Change in fair value of derivative expense	4	-
Amortization of debt discount and issuance costs	9	-
Impairment loss	6	-
Deferred tax true-up	(12)	-
Utilization of NOL	(2)	-
Other permanent differences	(1)	-
Change in valuation allowance	12	38
Income tax provision (benefit)	-	-